Trade Receivables - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range
Disclosure of credit risk exposure [line items]
Average credit period	15 days
Top of range
Disclosure of credit risk exposure [line items]
Average credit period	30 days